UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21869
Highland Credit Strategies Fund
(Exact name of registrant as specified in charter)
Two Galleria Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240

(Address of principal executive offices) (Zip code)
James D. Dondero, President
Highland Capital Management, L.P.
Two Galleria Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240

(Name and address of agent for service)
Registrant’s telephone number, including area code: 877-665-1287
Date of fiscal year end: December 31
Date of reporting period: July 1, 2006 – June 30, 2007
Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD
FOR PERIOD JULY 1, 2006 TO JUNE 30, 2007

CAREMARK RX, INC.		Agenda Number:	932626231
Security:	141705103
Ticker:	CMX	Meeting Type:	Contested Special
		Meeting Date:	16-Mar-07

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	To adopt the Agreement and Plan of Merger, dated as of November 1, 2006, by and among CVS Corporation, the Company and Twain Mergersub L.L.C., as amended by Amendment No. 1 dated January 16, 2007 (as amended the CVS Merger Agreement) and to Approve the Merger of the Company with and into Twain Mergersub L.L.C., a wholly-owned subsidiary of CVS Corporation, pursuant to the terms of the CVS Merger Agreement (the Proposed CVS Merger).	Mgmt	Against	*

02	To Approve any adjournment or postponement of the Special Meeting, including if necessary, to solicit additional proxies in favor of the adoption of the CVS Merger Agreement and the Approval of the proposed CVS Merger.	Mgmt	Against	*
An * in the For/Against management field indicates management position unknown since information regarding non-U.S. issuers is not readily available.

CHESAPEAKE ENERGY CORPORATION		Agenda Number:	932702245
Security: Ticker:	165167107 CHK	Meeting Type:	Annual
		Meeting Date:	08-Jun-07

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	Director
	Frank Keating	Mgmt	For	For
	Merrill A. Miller, Jr.	Mgmt	For	For
	Frederick B. Whittemore	Mgmt	For	For

02	To Approve an Amendment to our Long Term Incentive Plan.	Mgmt	For	For

03	To Approve an Amendment to our 2003 Stock Award Plan for Non-Employee Directors.	Mgmt	For	For

DIAMOND OFFSHORE DRILLING, INC		Agenda Number:	932672834
Security:	25271C102
Ticker:	DO	Meeting Type:	Annual
		Meeting Date:	15-May-07

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	Director
	James S. Tisch	Mgmt	For	For
	Lawrence R. Dickerson	Mgmt	For	For
	Alan R. Batkin	Mgmt	For	For
	John R. Bolton	Mgmt	For	For
	Charles L. Fabrikant	Mgmt	For	For
	Paul G. Gaffney II	Mgmt	For	For
	Herbert C. Hofmann	Mgmt	For	For
	Arthur L. Rebell	Mgmt	For	For
	Raymond S. Troubh	Mgmt	For	For

02	To Approve our Amended and Restated Incentive Compensation Plan for Executive Officers.	Mgmt	For	For

03	To Ratify the Appointment of Deloitte & Touche LLP as the Independent Auditors of the Company for fiscal year 2007.	Mgmt	For	For

FERRO CORPORATION		Agenda Number:	932650410
Security:	315405100
Ticker:	FOE	Meeting Type:	Annual
		Meeting Date:	27-Apr-07

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	Director
	Michael H. Bulkin	Mgmt	For	For
	Michael F. Mee	Mgmt	For	For
	Perry W. Premdas	Mgmt	For	For

GLOBALSANTAFE CORPORATION		Agenda Number:	932705912
Security:	G3930E101
Ticker:	GSF	Meeting Type:	Annual
		Meeting Date:	07-Jun-07

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	Director
	Edward R. Muller	Mgmt	For	For
	John L. Whitmire	Mgmt	For	For

02	Proposal to Ratify the Appointment of PricewaterhouseCoopers LLP as the Company’s Independent Auditor for the year ending December 31, 2007.	Mgmt	For	For

GRAPHIC PACKAGING CORPORATION		Agenda Number:	932694931
Security:	388688103
Ticker:	GPK	Meeting Type:	Annual
		Meeting Date:	15-May-07

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	Director
	Kevin J. Conway	Mgmt	For	For
	Jeffrey H. Coors	Mgmt	For	For
	Robert W. Tieken	Mgmt	For	For

GRAY TELEVISION, INC.		Agenda Number:	932681857
Security:	389375106
Ticker:	GTN	Meeting Type:	Annual
		Meeting Date:	02-May-07

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	Director
	Richard L. Boger	Mgmt	No vote	N/A
	Ray M. Deaver	Mgmt	No vote
	T.L. Elder	Mgmt	No vote
	Hilton H. Howell, Jr.	Mgmt	No vote
	William E. Mayher, III	Mgmt	No vote
	Zell B. Miller	Mgmt	No vote
	Howell W. Newton	Mgmt	No vote
	Hugh E. Norton	Mgmt	No vote
	Robert S. Prather, Jr.	Mgmt	No vote
	Harriet J. Robinson	Mgmt	No vote
	J. Mack Robinson	Mgmt	No vote

02	The Proposal to Approve the Gray Television, Inc. 2007 Long Term Incentive Plan.	Mgmt	No vote	N/A

GRAY TELEVISION, INC.		Agenda Number:	932681869
Security:	389375205
Ticker:	GTNA	Meeting Type:	Annual
		Meeting Date:	02-May-07

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	Director
	Richard L. Boger	Mgmt	No vote	N/A
	Ray M. Deaver	Mgmt	No vote
	T.L. Elder	Mgmt	No vote
	Hilton H. Howell, Jr.	Mgmt	No vote
	William E. Mayher, III	Mgmt	No vote
	Zell B. Miller	Mgmt	No vote
	Howell W. Newton	Mgmt	No vote
	Hugh E. Norton	Mgmt	No vote
	Robert S. Prather, Jr.	Mgmt	No vote
	Harriett J. Robinson	Mgmt	No vote
	J. Mack Robinson	Mgmt	No vote

02	The Proposal to Approve the Gray Television, Inc. 2007 Long Term Incentive Plan.	Mgmt	No vote	N/A

ICO GLOBAL COMMUNICATIONS (HLDG.) LT		Agenda Number:	932706786
Security:	44930K108
Ticker:	ICOG	Meeting Type:	Annual
		Meeting Date:	15-Jun-07

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	Director
	Craig O. McCaw	Mgmt	For	For
	J. Timothy Bryan	Mgmt	For	For
	Donna P. Alderman	Mgmt	For	For
	Samuel I. Ginn	Mgmt	For	For
	Barry L. Rowan	Mgmt	For	For
	R. Gerard Salemme	Mgmt	For	For
	David Wasserman	Mgmt	For	For
	Benjamin G. Wolff	Mgmt	For	For

02	Approval of Amended and Restated 2000 Stock Incentive Plan.	Mgmt	For	For

03	Ratification of Selection of Independent Registered Public Accounting Firm.	Mgmt	For	For

NEWPARK RESOURCES, INC.		Agenda Number:	932612268
Security:	651718504
Ticker:	NR	Meeting Type:	Annual
		Meeting Date:	28-Dec-06

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	Director
	David C. Anderson	Mgmt	No vote	N/A
	Jerry W. Box	Mgmt	No vote
	Paul L. Howes	Mgmt	No vote
	David P. Hunt	Mgmt	No vote
	Alan J. Kaufman	Mgmt	No vote
	James W. McFarland	Mgmt	No vote
	Roger C. Stull	Mgmt	No vote
	F. Walker Tucei, Jr.	Mgmt	No vote
	Gary L. Warren	Mgmt	No vote

02	Proposal to Approve Adoption of the 2006 Equity Incentive Plan.	Mgmt	No vote	N/A

03	Proposal to Approve an Amendment of the 1999 Employee Stock Purchase Plan to increase the Authorized Number of Shares of Common Stock that can be Purchased by Employees under that Plan by 500,000 to 1,000,000.	Mgmt	No vote	N/A

04	Proposal to Ratify the Selection of Ernst & Young LLP as Independent Auditors.	Mgmt	No vote	N/A

NOBLE CORPORATION		Agenda Number:	932648681
Security:	G65422100
Ticker:	NE	Meeting Type:	Annual
		Meeting Date:	26-Apr-07

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	Director
	Michael A. Cawley	Mgmt	No vote	N/A
	Luke R. Corbett	Mgmt	No vote
	Jack E. Little	Mgmt	No vote

02	Approval of the Appointment of PricewaterhouseCoopers LLP as Independent Auditors for 2007.	Mgmt	No vote	N/A

NRG ENERGY, INC.		Agenda Number:	932646550
Security:	629377508
Ticker:	NRG	Meeting Type:	Annual
		Meeting Date:	25-Apr-07

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	Director
	David Crane	Mgmt	No vote	N/A
	Stephen L. Cropper	Mgmt	No vote
	Maureen Miskovic	Mgmt	No vote
	Thomas H. Weidemeyer	Mgmt	No vote

02	Ratification of Independent Registered Public Accounting Firm.	Mgmt	No vote	N/A

UNITED RENTALS, INC.		Agenda Number:	932712311
Security:	911363109
Ticker:	URI	Meeting Type:	Annual
		Meeting Date:	04-Jun-07

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
1A	Election of Director: Bradley S. Jacobs	Mgmt	Abstain	Against

1B	Election of Director: Howard L. Clark, Jr.	Mgmt	Abstain	Against

1C	Election of Director: Mark A. Suwyn	Mgmt	Abstain	Against

1D	Election of Director: Lawrence Keith Wimbush	Mgmt	Abstain	Against

02	Ratification of Appointment of Independent Auditors	Mgmt	Abstain	Against

03	Company Proposal to Amend the Company’s Amended and Restated Certificate of Incorporation to Declassify the Company’s Board of Directors	Mgmt	Abstain	Against

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Highland Credit Strategies Fund

By (Signature and Title)*	/s/ James D. Dondero

James D. Dondero, Chief Executive Officer
(Principal Executive Officer)

Date	August 31, 2007

*	Print the name and title of each signing officer under his or her signature.